Shareholder Report, Line Graph (Details) - USD ($)				5 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	17 Months Ended	22 Months Ended	23 Months Ended	29 Months Ended	34 Months Ended	35 Months Ended	41 Months Ended	46 Months Ended	47 Months Ended	53 Months Ended	59 Months Ended	65 Months Ended	71 Months Ended	77 Months Ended	89 Months Ended	101 Months Ended	113 Months Ended
	May 10, 2022	Mar. 31, 2020	Oct. 03, 2016	Feb. 28, 2017	Feb. 28, 2023	Feb. 28, 2021	Feb. 28, 2026	Feb. 28, 2018	Feb. 29, 2024	Feb. 28, 2022	Feb. 28, 2019	Feb. 28, 2025	Feb. 28, 2023	Feb. 29, 2020	Feb. 28, 2026	Feb. 29, 2024	Feb. 28, 2021	Feb. 28, 2025	Feb. 28, 2022	Feb. 28, 2026	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
C000218613
Account Value [Line Items]
Line Graph and Table Measure Name							Blueprint Adaptive Growth Allocation Fund - Institutional Class
Accumulated Value		$ 10,000				$ 12,080				$ 12,839			$ 11,194			$ 13,552		$ 15,266		$ 17,971
C000172452
Account Value [Line Items]
Line Graph and Table Measure Name							HVIA Equity Fund - Institutional Class
Accumulated Value			$ 25,000	$ 28,516				$ 33,208			$ 34,649			$ 36,766			$ 51,143		$ 58,640		$ 53,585	$ 72,532	$ 78,023	$ 89,839
C000235579
Account Value [Line Items]
Line Graph and Table Measure Name							Nia Impact Solutions Fund
Accumulated Value	$ 10,000				$ 10,316				$ 11,196			$ 12,873			$ 14,370
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000				$ 14,979				$ 17,434			$ 16,093			$ 20,994		$ 24,858		$ 29,082
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 25,000	$ 27,585				$ 32,302			$ 33,814			$ 36,584			$ 48,032		$ 55,904		$ 51,604	$ 67,318	$ 79,709	$ 93,253
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI IMI Index
Accumulated Value	$ 9,999				$ 10,260				$ 12,479			$ 14,237			$ 17,808